SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Revenue attributable to geographic locations, based on the location of the customer
Revenue attributable to geographic locations, based on the location of the customer, is as follows:

	2013	2012

Canada	$3,934	$3,803
United States	24,782	32,569
Europe and Middle East	10,603	2,085
Asia Pacific	6,723	13,935
	$46,042	$52,392